Indebtedness and Derivative Financial Instruments (Details) (USD $)			12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended					12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Secured Debt Item property	Dec. 31, 2011 Secured Debt	Dec. 31, 2012 Secured Debt Mortgages property	Mar. 31, 2012 Secured Debt Mortgages The Mills acquisition property	Dec. 31, 2012 Secured Debt Term loan	Dec. 31, 2012 Unsecured Debt Senior unsecured notes	Dec. 31, 2011 Unsecured Debt Senior unsecured notes	Mar. 13, 2012 Unsecured Debt Senior unsecured notes 2.15%	Mar. 13, 2012 Unsecured Debt Senior unsecured notes 3.375%	Mar. 13, 2012 Unsecured Debt Senior unsecured notes 4.75%	Dec. 17, 2012 Unsecured Debt Senior unsecured notes 1.50% due February 2018	Dec. 17, 2012 Unsecured Debt Senior unsecured notes 2.75% due February 2023	Dec. 31, 2012 Unsecured Debt Senior unsecured notes 5.75% to 6.88%	Dec. 31, 2012 Unsecured Debt Credit Facility and the Supplemental Facility Item	Dec. 31, 2011 Unsecured Debt Credit Facility and the Supplemental Facility	Dec. 31, 2012 Unsecured Debt Credit Facility	Dec. 31, 2012 Unsecured Debt Credit Facility Euro	Jun. 30, 2012 Unsecured Debt Credit Facility Yen	Jun. 30, 2012 Unsecured Debt Supplemental Facility	Dec. 31, 2012 Unsecured Debt Supplemental Facility	Jun. 01, 2012 Unsecured Debt Supplemental Facility	Mar. 31, 2012 Unsecured Debt Term loan	Nov. 01, 2011 Unsecured Debt Term loan
Fixed-Rate Debt:
Fixed-rate mortgages and other indebtedness	$ 21,077,358,000	$ 16,207,375,000	$ 7,677,204,000	$ 5,566,600,000				$ 13,400,154,000	$ 10,640,775,000
Weighted-average interest rate, fixed-rate debt (as a percent)			5.85%					5.09%
Net premiums			101,104,000	54,250,000
Net discount								38,847,000	29,178,000
Weighted average maturity period, fixed-rate debt			4 years 4 months 24 days					7 years 1 month 6 days
Variable-Rate Debt:
Variable-rate mortgages and other indebtedness	2,035,649,000	2,239,065,000	442,152,000	1,286,401,000
Credit facility, amount outstanding																1,593,497,000	952,664,000	1,300,000,000				259,200,000
Weighted average interest rate, variable-rate debt (as a percent)			2.57%
Weighted average maturity period, variable-rate debt			1 year 6 months
Total Mortgages and Other Indebtedness	23,113,007,000	18,446,440,000	8,000,000,000	6,800,000,000		2,600,000,000		13,400,000,000											1,200,000,000	285,000,000
Number of non-recourse mortgage notes under which the Company and subsidiaries are borrowers			78
Number of properties secured by non-recourse mortgage notes			78
Number of cross-defaulted and cross-collateralized mortgage pools			7
Total number of properties pledged as collateral for cross defaulted and cross collateralized mortgages			27
Maximum borrowing capacity																		4,000,000,000				2,000,000,000	2,000,000,000		900,000,000
Available borrowing capacity																4,400,000,000
Optional expanded maximum borrowing capacity																		5,000,000,000				2,500,000,000
Number of credit facilities																2
Reference rate																		LIBOR				LIBOR
Interest added to reference rate (as a percent)																		1.00%				1.00%
Additional facility fee (as a percent)																		0.15%				0.15%
Maximum amount outstanding during period																3,100,000,000
Credit facility, weighted average amount outstanding																1,900,000,000
Letters of credit outstanding																		45,200,000
Average interest rate (as a percent)					3.95%
Interest rate on debt (as a percent)										2.15%	3.375%	4.75%	1.50%	2.75%
Number of unencumbered properties on repayment of debt					19
Interest rate, low end of range (as a percent)															5.75%
Interest rate, high end of range (as a percent)															6.88%
Multi-currency tranche																		2,000,000,000
Debt issued										600,000,000	600,000,000	550,000,000	750,000,000	500,000,000							285,000,000			160,000,000
Amount of debt redeemed					$ 536,200,000		$ 735,000,000								$ 231,000,000
Number of properties encumbered by assumption of debt in acquisition						9